FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Maturities of financial assets [Abstract]
Financial assets		$ 27,379,723	$ 24,564,073
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		4,653,406	13,294,402
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		4,653,406	13,138,638
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2019 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	155,764
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			155,764
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2026 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	155,764
Other Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		15,898,119	1,801,667
Other Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		2,120,788	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2019 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		13,777,331	1,801,667
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		775
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		775
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		775
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets		15,994
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			1,791,120
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			1,084
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			1,055
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets			1,052
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets		13,758,563
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		449
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2026 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets			4,143
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets			2,602
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			611
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		13,777,331	1,801,667
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	6,960,719	9,648,417
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	39,334	29,416
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	2,315,486	1,750,413
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2019 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	137,271
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	753
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	447
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	23,435
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	2,153,580
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		196,854
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		2,094
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		5,779
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		468,088
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		1,077,598
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	4,605,899	7,868,588
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	4,320,035
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	124,094
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	78,774
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	76,053
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		7,177,308
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		657,055
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		11,034
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		13,739
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	6,943
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2026 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		9,452
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 6,921,385	$ 9,619,001

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.